Operations Classified as Held for Sale - Breakdown of Assets Held-for-Sale and Liabilities Assumed (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
NON-CURRENT ASSETS	€ 84,284	€ 71,396
Intangible assets	11,725	11,488	€ 16,034
Goodwill	16,519	17,044
Property, plant and equipment	22,725	23,769	32,228
Rights of use	7,579	4,982	6,939
Investments accounted for by the equity method	247	97
Financial assets and other non-current assets	7,347	7,270
Deferred tax assets	5,616	6,416	6,682
CURRENT ASSETS	24,929	33,655
Inventories	1,749	1,718
Receivables and other current assets	6,903	6,220
Tax receivables	2,120	902
Other current financial assets	3,835	2,495
Cash and cash equivalents	8,580	5,604	6,042	€ 5,692
NON-CURRENT LIABILITIES	55,034	58,674
Non-current financial liabilities	35,290	42,297
Non-current lease liabilities	6,391	4,039
Payables and other non-current liabilities	1,733	1,452
Deferred tax liabilities	2,602	2,620	€ 2,908
Non-current provisions	7,662	7,157
CURRENT LIABILITIES	25,495	28,117
Current financial liabilities	7,005	8,123
Current lease liabilities	1,679	1,255
Payables and other current liabilities	11,872	9,626
Tax payables	2,026	1,732
Current provisions	1,441	1,304
Disposal groups classified as held for sale | T. Móviles El Salvador
Disclosure of subsidiaries [line items]
NON-CURRENT ASSETS	211
Intangible assets	39
Goodwill	38
Property, plant and equipment	79
Rights of use	44
Financial assets and other non-current assets	7
Deferred tax assets	4
CURRENT ASSETS	42
Inventories	7
Receivables and other current assets	25
Tax receivables	3
Other current financial assets	1
Cash and cash equivalents	6
NON-CURRENT LIABILITIES	63
Non-current financial liabilities	8
Non-current lease liabilities	37
Payables and other non-current liabilities	1
Deferred tax liabilities	10
Non-current provisions	7
CURRENT LIABILITIES	71
Current financial liabilities	27
Current lease liabilities	12
Payables and other current liabilities	€ 32
Disposal groups classified as held for sale | T. Costa Rica
Disclosure of subsidiaries [line items]
NON-CURRENT ASSETS		355
Intangible assets		64
Goodwill		0
Property, plant and equipment		101
Rights of use		134
Investments accounted for by the equity method		0
Financial assets and other non-current assets		27
Deferred tax assets		29
CURRENT ASSETS		65
Inventories		5
Receivables and other current assets		50
Tax receivables		2
Other current financial assets		0
Cash and cash equivalents		8
NON-CURRENT LIABILITIES		158
Non-current lease liabilities		88
Payables and other non-current liabilities		0
Deferred tax liabilities		66
Non-current provisions		4
CURRENT LIABILITIES		63
Current lease liabilities		16
Payables and other current liabilities		34
Tax payables		13
Current provisions		0
Disposal groups classified as held for sale | Telecommunications towers divisions of Telxius
Disclosure of subsidiaries [line items]
NON-CURRENT ASSETS		1,885
Intangible assets		36
Goodwill		262
Property, plant and equipment		766
Rights of use		555
Investments accounted for by the equity method		0
Financial assets and other non-current assets		16
Deferred tax assets		250
CURRENT ASSETS		27
Inventories		0
Receivables and other current assets		12
Tax receivables		1
Other current financial assets		0
Cash and cash equivalents		14
NON-CURRENT LIABILITIES		631
Non-current lease liabilities		412
Payables and other non-current liabilities		0
Deferred tax liabilities		7
Non-current provisions		212
CURRENT LIABILITIES		235
Current lease liabilities		158
Payables and other current liabilities		72
Tax payables		5
Current provisions		0
Disposal groups classified as held for sale | T. United Kingdom
Disclosure of subsidiaries [line items]
NON-CURRENT ASSETS		10,950
Intangible assets		1,619
Goodwill		4,594
Property, plant and equipment		3,668
Rights of use		666
Investments accounted for by the equity method		10
Financial assets and other non-current assets		392
Deferred tax assets		1
CURRENT ASSETS		2,103
Inventories		141
Receivables and other current assets		1,876
Tax receivables		0
Other current financial assets		80
Cash and cash equivalents		6
NON-CURRENT LIABILITIES		848
Non-current lease liabilities		318
Payables and other non-current liabilities		226
Deferred tax liabilities		205
Non-current provisions		99
CURRENT LIABILITIES		2,856
Current lease liabilities		204
Payables and other current liabilities		1,994
Tax payables		583
Current provisions		€ 75